RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	11 Months Ended		12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Jan. 31, 2015
Related Party Transactions Details Narrative
Shareholder advances	$ 74,331	$ 8,558	$ 14,467
Shareholder advance	96,298		21,967
Interest Expense	$ 2,168		$ 590